Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs excluding share-based payment expenses	£ 12,425	£ 5,546
Share based payment expenses	7,294	16,815	£ 111,996	£ 96
Research and development components, parts and tooling	4,771	2,478	11,378	2,555	£ 2,096
Research and development consultancy	7,936	625
Consultancy costs	990	1,501	13,144	745	518
Legal and financial advisory costs	1,476	2,060
Software costs	1,438	497	1,506	579	191
Related party administrative expenses		127	108	144	144
Insurance expenses	1,729	15
Other administrative expenses	3,774	1,670	3,760	565	922
Expense on short term leases	8	30	49	64	8
Depreciation expense	260	162	377	279	89
Amortisation expense	572	168	387	263	70
Depreciation on right of use assets - Property	189	70	176	140	171
Total administrative and research and development expenses	42,862	31,764	£ 288,659	£ 13,875	£ 7,851
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs excluding share-based payment expenses	£ 6,689	£ 3,979